Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	£ 765	£ 735
Liabilities	468	516
Derivative financial instruments	313	179
Derivative financial instruments	452	556
Assets, Derivatives - in respect of net debt	527	647
Assets, Derivatives - other	238	88
Derivative financial instruments	181	302
Derivative financial instruments	287	214
Liabilities, Derivatives - in respect of net debt	384	269
Liabilities, Derivatives - other	84	247
Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	180	187
Liabilities	255	181
Fair Value Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	177	181
Liabilities	62	83
Fair Value Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	191	282
Cash Flow Hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	171	210
Liabilities	321	196
Cash Flow Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Liabilities	187	98
Cash Flow Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	114	149
Liabilities	84	56
Cash Flow Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	57	61
Liabilities	50	42
Net Investment Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	178	10
Liabilities	19	174
Held-for-trading | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	3	6
Liabilities	6
Held-for-trading | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	45	46
Liabilities	£ 60	£ 63